Segment information (Primary segment) - Disclosure of reconciliation between adjusted profit and statutory profit (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating segments
Revenue from ordinary activities	€ 59,700	€ 42,984
Profit before taxes	8,090	7,915
Profit	5,241	4,894
Underlying Profit
Operating segments
Revenue from ordinary activities	59,700	42,984
Profit before taxes	8,329	7,915
Profit	5,241	4,894
Adjustments
Operating segments
Revenue from ordinary activities	0	0
Profit before taxes	(239)	0
Profit	0	0
Europe | Underlying Profit
Operating segments
Revenue from ordinary activities	19,391	13,649
Profit before taxes	3,888	2,693
Profit	2,536	1,839
North America | Underlying Profit
Operating segments
Revenue from ordinary activities	13,966	8,154
Profit before taxes	1,739	2,061
Profit	1,346	1,578
South America | Underlying Profit
Operating segments
Revenue from ordinary activities	20,461	17,613
Profit before taxes	2,376	3,165
Profit	1,458	1,946
Digital Consumer Bank | Underlying Profit
Operating segments
Revenue from ordinary activities	4,761	3,395
Profit before taxes	928	1,010
Profit	521	572
Corporate Centre | Underlying Profit
Operating segments
Revenue from ordinary activities	1,121	173
Profit before taxes	(602)	(1,014)
Profit	€ (620)	€ (1,041)